SUPPLEMENTARY CASHFLOW INFORMATION (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SUPPLEMENTARY CASHFLOW INFORMATION
Trade and other receivables	€ 2,251	€ (4,117)
Prepaid expenses and other assets	(977)	70
Deferred revenue	(75)	102
Trade payables and other liabilities	(2,698)	8,111
Other liabilities - non-current	37	147
Changes in Non-Cash Working Capital	€ (1,462)	€ 4,313